OTHER REAL ESTATE HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2013
OTHER REAL ESTATE HELD FOR SALE
Schedule of analysis of other real estate held for sale

An analysis of other real estate held for sale for the years ended December 31 is as follows (dollars in thousands):

	2013	2012

Balance, January 1	$3,212	$3,162
Other real estate transferred from loans due to foreclosure	932	1,352
Other real estate sold	(1,996)	(775)
Writedowns of other real estate held for sale	(231)	(496)
Loss on other real estate held for sale	(33)	(31)

Balance, December 31	$1,884	$3,212